                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY REAL ESTATE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended November 30, 2003

TOTAL RETURN FOR THE 12-MONTHS ENDED NOVEMBER 30, 2003

                                                NAREIT            LIPPER
                                                EQUITY       REAL ESTATE
CLASS A    CLASS B     CLASS C     CLASS D     INDEX(1)    FUNDS INDEX(2)
 34.61%     33.64%      33.54%      34.92%      33.48%          34.64%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS
During the 12-months ended November 30, 2003, the U.S. equity market continued to respond to positive indicators from the economy, the corporate sector and the geopolitical climate. Within the economy, stimulative fiscal and monetary policy resulted in multi-decade lows in both taxes (income and capital gains) and interest rates. Low interest rates were especially beneficial for the corporate sector, which enjoyed rising earnings and upward revisions of earnings estimates. U.S. companies also benefited from low inventories, which generally indicated great upside potential, particularly in the industrial sector. Growth in capital spending and compressing spreads on corporate debt were also positive drivers for corporate health. Globally, the completion of the war in Iraq coupled with a general sense of falling risk and the falling dollar further boosted U.S. equities.

Against this backdrop, real estate equities enjoyed strong performance. The sector drew large cash inflows in both the private and public markets as institutional and individual investors alike sought to diversify their portfolios. Attractive dividend yields were an additional factor for investors in REITs given the historically low level of income available from other securities. The sector's performance was enhanced by a favorable supply and demand dynamic, which matched a relatively modest level of issuance against very strong demand. The REIT sector, as measured by the NAREIT Equity Index, ended the period with stocks selling at a premium to their underlying private market values.

While REIT stocks performed admirably, the sector's underlying fundamentals remained somewhat lackluster. Real estate has historically lagged other segments of the economy during periods of both growth and contraction. The current cycle has held to that pattern, with real estate fundamentals remaining generally poor relative to the rest of the economy. The one exception was retail, which benefited from the ongoing strength of consumer spending. The end user for most retail landlords tends to be a publicly traded retailer; these companies generate growth through new stores, which in turn provide support for leases on new and existing properties.

PERFORMANCE ANALYSIS
The Fund outperformed its primary benchmark, the NAREIT Equity Index, and performed in line with the Lipper Real Estate Fund Index. The Fund benefited from strong stock selection in the troubled office sector, where we emphasized major urban office centers. These properties generally have longer leases than do suburban properties, and as a result tend to have steadier cash flow during periods of lower demand, such as we saw during the period. The Fund's performance was also supported by stock selection in the hotel sector.

Our process focuses on finding stocks that trade at an attractive price relative to their underlying asset values, and in the hotel sector this approach led us to build an above-benchmark position in full-service urban hotel properties. These stocks had the combined attraction of being especially cheap relative to their underlying real estate value, and are positioned to benefit rapidly from any increase in business travel. Our selections in the office and hotel sectors both strongly outperformed their peers, and contributed to the Fund's performance.

Our strategy within the retail sector had mixed results. Our primary approach was to emphasize malls over open-air shopping centers based on the ability of malls to command more of a premium because of lack of local competition. We were also concerned about the ongoing impact of Wal-Mart on the retailers that have traditionally occupied open-air shopping centers. While the Fund's holdings of mall stocks did outperform the open-air sector, and thus added to performance, our decision to underweight open-air stocks was detrimental given the general outperformance of the retail sector relative to other parts of the REIT market.

The Fund's performance was hampered by our decision to overweight the apartment sector. We believed that the sector was well positioned for significant growth in cash flow in the event of an upturn in the economy given its reliance on job growth. We also believed that the apartment sector was trading at prices that were attractive relative to private market values. Unfortunately, employment growth lagged other segments of the economy, and the apartment sector suffered as a result.

   TOP 10 HOLDINGS

   Simon Property Group Inc.                    7.7%
   Brookfield Properties Corp.                  5.6
   Avalonbay Communities Inc.                   5.4
   Archstone-Smith Trust                        5.2
   Starwood Hotels & Resorts                    4.7
   Public Storage Inc.                          4.6
   Equity Office Properties Trust               4.6
   Rouse Co.                                    4.1
   Boston Properties Inc.                       4.0
   ProLogis                                     3.6

   PORTFOLIO COMPOSITION

   Common Stock                                97.0%
   Short Term                                   3.0

SUBJECT TO CHANGE DAILY. ALL TOP 10 HOLDINGS PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PORTFOLIO COMPOSITION HOLDINGS ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
1. THE FUND INVESTS SUBSTANTIALLY IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY.

2. THE MANAGEMENT TEAM COMBINES TOP-DOWN AND BOTTOM-UP METHODOLOGIES IN PURSUIT OF ATTRACTIVE TOTAL RETURNS. THE TOP-DOWN ANALYSIS INVOLVES THE TEAM'S EVALUATING OF CYCLICAL FACTORS--AS WELL AS DEMOGRAPHIC CONSIDERATIONS--THAT COULD AFFECT THE REAL ESTATE MARKET.

3. BY INVESTING IN MANY DIFFERENT TYPES OF REITs AND OTHER REAL ESTATE-RELATED SECURITIES--WITH CONCENTRATIONS THROUGHOUT THE U.S.--THE FUND IS NOT EXPECTED TO BE OVERLY DEPENDENT ON ANY ONE REGION'S ECONOMIC, POLITICAL OR REGULATORY ENVIRONMENT.

ANNUAL HOUSEHOLDING NOTICE
TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES
A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)
ENDING VALUE
                    Class A++    Class B++    Class C++    Class D++    NAREIT(1)    Lipper(2)
4/28/1999           $  9,475     $ 10,000     $ 10,000      $ 10,000    $ 10,000     $ 10,000
5/31/1999           $  9,655     $ 10,190     $ 10,190      $ 10,190    $ 10,304     $ 10,290
8/31/1999           $  9,140     $  9,624     $  9,623      $  9,660    $  9,690     $  9,640
11/30/1999          $  8,349     $  8,773     $  8,771      $  8,831    $  8,944     $  8,875
2/29/2000           $  8,619     $  9,040     $  9,037      $  9,124    $  9,148     $  8,988
5/31/2000           $  9,607     $ 10,058     $ 10,053      $ 10,196    $ 10,183     $  9,957
8/31/2000           $ 10,544     $ 11,008     $ 11,014      $ 11,182    $ 10,896     $ 10,832
11/30/2000          $ 10,642     $ 11,091     $ 11,096      $ 11,293    $ 10,893     $ 10,879
2/28/2001           $ 11,239     $ 11,683     $ 11,687      $ 11,933    $ 11,594     $ 11,478
5/31/2001           $ 11,559     $ 11,996     $ 11,999      $ 12,282    $ 12,275     $ 11,939
8/31/2001           $ 12,387     $ 12,825     $ 12,828      $ 13,158    $ 13,203     $ 12,748
11/30/2001          $ 11,959     $ 12,356     $ 12,360      $ 12,714    $ 12,969     $ 12,365
2/28/2002           $ 12,508     $ 12,911     $ 12,903      $ 13,306    $ 13,568     $ 13,070
5/31/2002           $ 13,364     $ 13,762     $ 13,754      $ 14,223    $ 14,701     $ 14,122
8/31/2002           $ 12,697     $ 13,051     $ 13,055      $ 13,523    $ 14,284     $ 13,636
11/30/2002          $ 12,064     $ 12,374     $ 12,379      $ 12,859    $ 13,691     $ 13,080
2/28/2003           $ 11,997     $ 12,294     $ 12,287      $ 12,796    $ 13,613     $ 13,072
5/31/2003           $ 13,711     $ 14,005     $ 14,010      $ 14,631    $ 15,372     $ 14,779
8/31/2003           $ 14,960     $ 15,257     $ 15,249      $ 15,959    $ 16,635     $ 15,992
11/30/2003          $ 16,240     $ 16,337     $ 16,531      $ 17,349    $ 18,275     $ 17,610

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2003

                             CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+       CLASS D SHARES!
                            (SINCE 04/28/99)      (SINCE 04/28/99)      (SINCE 04/28/99)      (SINCE 04/28/99)
   SYMBOL                              REFAX                 REFBX                 REFCX                REFDX
   1 YEAR                              34.61%(3)             33.64%(3)             33.54%(3)             34.92%(3)
                                       27.55(4)              28.64(4)              32.54(4)                  -
   SINCE INCEPTION                     12.45(3)              11.58(3)              11.57(3)              12.75(3)
                                       11.14(4)              11.28(4)              11.57(4)                  -

Notes on Performance
(1) THE NAREIT EQUITY INDEX MEASURES THE PERFORMANCE OF REAL ESTATE SECURITIES, WHICH WILL FLUCTUATE WITH CHANGES IN THE VALUES OF THEIR UNDERLYING PROPERTIES. THE INDEX IS AN UNMANAGED BENCHMARK OF REAL ESTATE INVESTMENT TRUSTS COMPILED BY THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THE LIPPER REAL ESTATE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER REAL ESTATE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
!   CLASS D HAS NO SALES CHARGE.
++  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2003.

MORGAN STANLEY REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS (96.6%)
             HOME BUILDING (0.3%)
    24,300   Brookfield Homes Corp.                              $       580,770
                                                                 ---------------
             HOTELS/RESORTS/CRUISELINES (7.3%)
   274,800   Hilton Hotels Corp.                                       4,495,728
     6,745   Interstate Hotels &
              Resorts Inc.*                                               36,288
    17,700   La Quinta Corp.                                             110,448
   253,693   Starwood Hotels & Resorts
              Worldwide, Inc.                                          8,744,798
   313,200   Wyndham International, Inc.
              (Class A)*                                                 200,448
                                                                 ---------------
                                                                      13,587,710
                                                                 ---------------
             REAL ESTATE - INDUSTRIAL/OFFICE (5.9%)
   396,500   Brookfield Properties Corp.
              (Canada)                                                10,550,865
    38,500   Trizec Properties, Inc.                                     536,305
                                                                 ---------------
                                                                      11,087,170
                                                                 ---------------
             REAL ESTATE - OTHER (0.4%)
   166,300   Frontline Capital Group*                                          0
    21,800   St. Joe Co. (The)                                           758,640
                                                                 ---------------
                                                                         758,640
                                                                 ---------------
             REAL ESTATE - RETAIL (0.6%)
    22,100   Forest City Enterprise, Inc.
              (Class A)                                                1,036,932
                                                                 ---------------
             REIT - DIVERSIFIED (2.3%)
    78,900   Vornado Realty Trust                                      4,316,619
                                                                 ---------------
             REIT - HEALTHCARE (1.0%)
    46,381   Nationwide Health
              Properties, Inc.                                           844,598
    51,700   Ventas, Inc.                                              1,035,034
                                                                 ---------------
                                                                       1,879,632
                                                                 ---------------
             REIT - INDUSTRIAL/OFFICE (21.5%)
   175,500   AMB Property Corp.                                        5,521,230
   213,200   Arden Realty, Inc.                                        6,229,704
   160,700   Boston Properties, Inc.                                   7,432,375
   310,385   Equity Office Properties Trust                            8,606,976
    52,100   Mack-Cali Realty Corp.                                    2,078,790
   219,310   ProLogis Trust                                      $     6,688,955
     6,600   PS Business Parks, Inc.
              (Class A)                                                  257,400
    95,400   Reckson Associates
              Realty Corp.                                             2,289,600
    31,750   SL Green Realty Corp.                                     1,186,180
                                                                 ---------------
                                                                      40,291,210
                                                                 ---------------
             REIT - LODGING/RESORTS (3.9%)
    79,600   FelCor Lodging Trust, Inc.*                                 841,372
   563,000   Host Marriott Corp.*                                      6,277,450
    21,400   Innkeepers USA Trust                                        181,472
                                                                 ---------------
                                                                       7,300,294
                                                                 ---------------
             REIT - RESIDENTIAL (22.4%)
    70,500   Amli Residential
              Properties Trust                                         1,820,310
   170,000   Apartment Investment &
              Management Co. (Class A)                                 5,788,500
   354,007   Archstone-Smith Trust                                     9,728,112
   209,700   Avalonbay Communities, Inc.                              10,023,660
   196,890   Equity Residential                                        5,780,690
    63,000   Essex Property Trust, Inc.                                4,028,850
    50,900   Manufactured Home
              Communities, Inc.                                        1,980,010
    44,300   Post Properties, Inc.                                     1,271,410
    68,130   Summit Properties Inc.                                    1,557,452
                                                                 ---------------
                                                                      41,978,994
                                                                 ---------------
             REIT - RETAIL (23.9%)
   106,300   Burnham Pacific
              Properties, Inc.*                                           60,591
     1,300   Chelsea Property Group, Inc.                                 70,200
   149,900   Federal Realty Investment Trust                           5,892,569
    81,600   General Growth
              Properties, Inc.                                         6,576,960
    25,800   Macerich Co. (The)                                        1,088,760
       900   Pan Pacific Retail
              Properties, Inc.                                            41,805
   112,200   Regency Center Corp.                                      4,431,900
   165,500   Rouse Co. (The)                                           7,611,345
   303,500   Simon Property Group, Inc.                               14,401,075

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                               VALUE
--------------------------------------------------------------------------------
   225,800   Taubman Centers, Inc.                               $     4,628,900
                                                                 ---------------
                                                                      44,804,105
                                                                 ---------------
             REIT - SPECIALTY (0.3%)
    23,400   Correctional Properties Trust                               652,860
                                                                 ---------------
             REIT - STORAGE (6.8%)
   195,700   Public Storage, Inc.                                      8,689,080
   107,150   Shurgard Storage
              Centers, Inc. (Class A)                                  3,996,695
                                                                 ---------------
                                                                      12,685,775
                                                                 ---------------
             TOTAL COMMON STOCKS
              (COST $142,023,516)                                    180,960,711
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
             SHORT-TERM INVESTMENT(3.0%)
             REPURCHASE AGREEMENT
$    5,610   Joint repurchase agreement
              account 1.06% due 12/01/03
              (dated 11/28/03; proceeds
              $5,610,496) (a)
              (COST $5,610,000)                                        5,610,000
                                                                 ---------------

TOTAL INVESTMENTS
 (COST $147,633,516) (b)                         99.6%               186,570,711
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                      0.4                    776,188
                                                -----            ---------------
NET ASSETS                                      100.0%           $   187,346,899
                                                =====            ===============

     REIT REAL ESTATE INVESTMENT TRUST.
       *  NON-INCOME PRODUCING SECURITY.
      (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
      (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $148,052,284. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $42,442,204 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,923,777, RESULTING IN NET UNREALIZED APPRECIATIONOF $38,518,427.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003

ASSETS:
Investments in securities, at value
 (cost $147,633,516)                                           $   186,570,711
Receivable for:
 Investments sold                                                      744,752
 Shares of beneficial interest sold                                    187,343
 Dividends                                                             154,775
Prepaid expenses and other assets                                       40,982
                                                               ---------------
   TOTAL ASSETS                                                    187,698,563
                                                               ---------------
LIABILITIES:
Payable for:
 Investment management fee                                             151,451
 Distribution fee                                                       99,459
 Shares of beneficial interest redeemed                                 44,242
Accrued expenses and other payables                                     56,512
                                                               ---------------
   TOTAL LIABILITIES                                                   351,664
                                                               ---------------
   NET ASSETS                                                  $   187,346,899
                                                               ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $   146,727,265
Net unrealized appreciation                                         38,937,195
Accumulated undistributed
 net realized gain                                                   1,682,439
                                                               ---------------
   NET ASSETS                                                  $   187,346,899
                                                               ===============
CLASS A SHARES:
Net Assets                                                     $     7,377,688
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                           543,309
   NET ASSET VALUE PER SHARE                                   $         13.58
                                                               ===============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF
   NET ASSET VALUE)                                            $         14.33
                                                               ===============
CLASS B SHARES:
Net Assets                                                     $   108,679,945
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                         8,035,215
   NET ASSET VALUE PER SHARE                                   $         13.53
                                                               ===============
CLASS C SHARES:
Net Assets                                                     $    12,359,076
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                           913,383
   NET ASSET VALUE PER SHARE                                   $         13.53
                                                               ===============
CLASS D SHARES:
Net Assets                                                     $    58,930,190
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                         4,336,814
   NET ASSET VALUE PER SHARE                                   $         13.59
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER30, 2003

NET INVESTMENT INCOME:
INCOME
Dividends (net of $34,977 foreign
 withholding tax)                                              $     7,010,211
Interest                                                                36,374
                                                               ---------------
   TOTAL INCOME                                                      7,046,585
                                                               ---------------
EXPENSES
Investment management fee                                            1,603,444
Distribution fee (Class A shares)                                       15,976
Distribution fee (Class B shares)                                      979,446
Distribution fee (Class C shares)                                      103,036
Transfer agent fees and expenses                                       418,905
Registration fees                                                       56,722
Shareholder reports and notices                                         55,163
Professional fees                                                       39,755
Trustees' fees and expenses                                             14,782
Custodian fees                                                           4,291
Other                                                                    5,447
                                                               ---------------
   TOTAL EXPENSES                                                    3,296,967
                                                               ---------------
   NET INVESTMENT INCOME                                             3,749,618
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                     2,064,561
Capital gain distributions received                                  1,554,818
                                                               ---------------
   NET REALIZED GAIN                                                 3,619,379
                                                               ---------------
Net change in unrealized depreciation                               40,547,114
                                                               ---------------
   NET GAIN                                                         44,166,493
                                                               ---------------
NET INCREASE                                                   $    47,916,111
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE YEAR      FOR THE YEAR
                                                                       ENDED             ENDED
                                                                 NOVEMBER 30, 2003  NOVEMBER 30, 2002
                                                                 -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                             $     3,749,618    $     2,797,521
Net realized gain                                                       3,619,379          2,876,930
Net change in unrealized depreciation                                  40,547,114         (8,589,201)
                                                                  ---------------    ---------------

      NET INCREASE                                                     47,916,111         (2,914,750)
                                                                  ---------------    ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares                                                        (175,671)          (190,865)
   Class B shares                                                      (2,035,063)        (1,758,242)
   Class C shares                                                        (211,573)          (157,574)
   Class D shares                                                      (1,327,311)          (690,840)

Net realized gain
   Class A shares                                                        (116,098)          (448,167)
   Class B shares                                                      (1,865,703)        (4,988,791)
   Class C shares                                                        (186,465)          (433,743)
   Class D shares                                                        (749,540)          (903,604)
                                                                  ---------------    ---------------

      TOTAL DIVIDENDS AND DISTRIBUTIONS                                (6,667,424)        (9,571,826)
                                                                  ---------------    ---------------

Net increase from transactions in shares of beneficial interest         1,574,307         40,818,445
                                                                  ---------------    ---------------

      NET INCREASE                                                     42,822,994         28,331,869

NET ASSETS:
Beginning of period                                                   144,523,905        116,192,036
                                                                  ---------------    ---------------

END OF PERIOD                                                     $   187,346,899    $   144,523,905
                                                                  ===============    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including Real Estate Investment Trusts (REITs). The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a REIT may be redesignated as a reduction of cost of investments and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $641,378 for the year ended November 30, 2003.

On October 23, 2003, the Board of Trustees of the Fund determined to terminate the Sub-Advisory Agreement. Therefore, effective on a date to be determined, but no later than March 29, 2004, the Investment Manager will assume direct responsibility for investment of the Fund's portfolio.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,261,875 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $2,725, $258,571 and $4,169, respectively and received $44,537 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2003 aggregated $34,924,543 and $34,762,136, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                        FOR THE YEAR                        FOR THE YEAR
                                                           ENDED                               ENDED
                                                     NOVEMBER 30, 2003                   NOVEMBER 30, 2002
                                              --------------------------------    --------------------------------
                                                  SHARES            AMOUNT            SHARES            AMOUNT
                                              --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                                 221,459    $    2,653,238           379,660    $    4,393,913
Reinvestment of dividends and distributions           24,014           263,633            53,889           598,518
Redeemed                                            (306,839)       (3,592,457)         (518,859)       (5,867,771)
                                              --------------    --------------    --------------    --------------
Net decrease -- Class A                              (61,366)         (675,586)          (85,310)         (875,340)
                                              --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                               1,720,447        20,200,314         4,723,339        54,060,012
Reinvestment of dividends and distributions          290,602         3,155,716           501,362         5,546,652
Redeemed                                          (3,016,795)      (34,686,436)       (3,799,230)      (42,048,728)
                                              --------------    --------------    --------------    --------------
Net increase (decrease) -- Class B                (1,005,746)      (11,330,406)        1,425,471        17,557,936
                                              --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                                 231,244         2,720,208           455,920         5,132,718
Reinvestment of dividends and distributions           31,673           345,975            46,720           517,261
Redeemed                                            (214,676)       (2,495,731)         (297,883)       (3,274,738)
                                              --------------    --------------    --------------    --------------
Net increase -- Class C                               48,241           570,452           204,757         2,375,241
                                              --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                               2,257,903        25,925,778         2,555,893        28,768,194
Reinvestment of dividends and distributions          156,629         1,739,143           122,547         1,366,471
Redeemed                                          (1,254,577)      (14,655,074)         (760,131)       (8,374,057)
                                              --------------    --------------    --------------    --------------
Net increase -- Class D                            1,159,955        13,009,847         1,918,309        21,760,608
                                              --------------    --------------    --------------    --------------
Net increase in Fund                                 141,084    $    1,574,307         3,463,227    $   40,818,445
                                              ==============    ==============    ==============    ==============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                       FOR THE YEAR          FOR THE YEAR
                                          ENDED                 ENDED
                                     NOVEMBER 30, 2003     NOVEMBER 30, 2002
                                     -----------------     -----------------
Ordinary income                        $    4,768,037        $    4,026,723
Long-term capital gains                     1,899,387             5,545,103
                                       --------------        --------------
Total distributions                    $    6,667,424        $    9,571,826
                                       ==============        ==============

As of November 30, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income         $      588,453
Undistributed long-term gains              1,512,754
                                      --------------

Net accumulated earnings                   2,101,207
Net unrealized appreciation               38,518,427
                                      --------------

Total accumulated earnings            $   40,619,634
                                      ==============

As of November 30, 2003, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE PERIOD
                                                         FOR THE YEAR ENDED NOVEMBER 30,                     APRIL 28, 1999*
                                            ----------------------------------------------------------            THROUGH
                                                2003           2002            2001           2000          NOVEMBER 30, 1999
                                            ------------   ------------    ------------   ------------      -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      10.59   $      11.39    $      10.51   $       8.63         $      10.00
                                            ------------   ------------    ------------   ------------         ------------

Income (loss) from investment operations:
  Net investment income++                           0.32           0.29            0.35           0.31                 0.21
  Net realized and unrealized gain (loss)           3.20          (0.17)           0.93           2.00                (1.38)
                                            ------------   ------------    ------------   ------------         ------------

Total income (loss) from investment
  operations                                        3.52           0.12            1.28           2.31                (1.17)
                                            ------------   ------------    ------------   ------------         ------------

Less dividends and distributions from:
  Net investment income                            (0.32)         (0.28)          (0.35)         (0.33)               (0.20)
  Net realized gain                                (0.21)         (0.64)          (0.05)         (0.04)                   -
  Paid-in-capital                                      -              -               -          (0.06)                   -
                                            ------------   ------------    ------------   ------------         ------------
Total dividends and distributions                  (0.53)         (0.92)          (0.40)         (0.43)               (0.20)

Net asset value, end of period              $      13.58   $      10.59    $      11.39   $      10.51         $       8.63
                                            ============   ============    ============   ============         ============

TOTAL RETURN+                                      34.61%          0.88%          12.38%         27.46%              (11.88)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.62%          1.63%           1.54%          1.71%                1.81 %(2)
Net investment income                               2.77%          2.52%           3.19%          3.20%                3.59 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $      7,378   $      6,401    $      7,860   $      9,943         $      5,634
Portfolio turnover rate                               23%            28%             40%            57%                  27%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                             FOR THE PERIOD
                                                         FOR THE YEAR ENDED NOVEMBER 30,                     APRIL 28, 1999*
                                            ----------------------------------------------------------           THROUGH
                                                2003           2002            2001           2000          NOVEMBER 30, 1999
                                            ------------   ------------    ------------   ------------      -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      10.55   $      11.36    $      10.49   $       8.62         $      10.00
                                            ------------   ------------    ------------   ------------         ------------

Income (loss) from investment operations:
  Net investment income++                           0.24           0.20            0.27           0.24                 0.16
  Net realized and unrealized gain (loss)           3.19          (0.17)           0.92           1.99                (1.37)
                                            ------------   ------------    ------------   ------------         ------------

Total income (loss) from investment
  operations                                        3.43           0.03            1.19           2.23                (1.21)
                                            ------------   ------------    ------------   ------------         ------------

Less dividends and distributions from:
  Net investment income                            (0.24)         (0.20)          (0.27)         (0.27)               (0.17)
  Net realized gain                                (0.21)         (0.64)          (0.05)         (0.04)                   -
  Paid-in-capital                                      -              -               -          (0.05)                   -
                                            ------------   ------------    ------------   ------------         ------------
Total dividends and distributions                  (0.45)         (0.84)          (0.32)         (0.36)               (0.17)
                                            ------------   ------------    ------------   ------------         ------------

Net asset value, end of period              $      13.53   $      10.55    $      11.36   $      10.49         $       8.62
                                            ============   ============    ============   ============         ============

TOTAL RETURN+                                      33.64%          0.15%          11.41%         26.41%              (12.27)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.37%          2.38%           2.36%          2.46%                2.56%(2)
Net investment income                               2.02%          1.77%           2.37%          2.45%                2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $    108,680   $     95,343    $     86,479   $     75,101         $     59,645
Portfolio turnover rate                               23%            28%             40%            57%                  27%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                             FOR THE PERIOD
                                                         FOR THE YEAR ENDED NOVEMBER 30,                     APRIL 28, 1999*
                                            ----------------------------------------------------------           THROUGH
                                                2003           2002            2001           2000          NOVEMBER 30, 1999
                                            ------------   ------------    ------------   ------------      -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      10.55   $      11.36    $      10.50   $       8.62         $      10.00
                                            ------------   ------------    ------------   ------------         ------------

Income (loss) from investment operations:
  Net investment income++                           0.23           0.20            0.27           0.26                 0.16
  Net realized and unrealized gain (loss)           3.20          (0.17)           0.91           1.98                (1.38)
                                            ------------   ------------    ------------   ------------         ------------

Total income (loss) from investment
  operations                                        3.43           0.03            1.18           2.24                (1.22)
                                            ------------   ------------    ------------   ------------         ------------

Less dividends and distributions from:
  Net investment income                            (0.24)         (0.20)          (0.27)         (0.27)               (0.16)
  Net realized gain                                (0.21)         (0.64)          (0.05)         (0.04)                   -
  Paid-in-capital                                      -              -               -          (0.05)                   -
                                            ------------   ------------    ------------   ------------         ------------
Total dividends and distributions                  (0.45)         (0.84)          (0.32)         (0.36)               (0.16)
                                            ------------   ------------    ------------   ------------         ------------

Net asset value, end of period              $      13.53   $      10.55    $      11.36   $      10.50         $       8.62
                                            ============   ============    ============   ============         ============

TOTAL RETURN+                                      33.54%          0.15%          11.39%         26.50%              (12.29)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.37%          2.38%           2.36%          2.46%                2.56%(2)
Net investment income                               2.02%          1.77%           2.37%          2.45%                2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $     12,359   $      9,129    $      7,504   $      6,759         $      7,698
Portfolio turnover rate                               23%            28%             40%            57%                  27%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                              FOR THE PERIOD
                                                         FOR THE YEAR ENDED NOVEMBER 30,                     APRIL 28, 1999*
                                            ----------------------------------------------------------            THROUGH
                                                2003           2002            2001           2000          NOVEMBER 30, 1999
                                            ------------   ------------    ------------   ------------      -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      10.59   $      11.40    $      10.53   $       8.64         $      10.00
                                            ------------   ------------    ------------   ------------         ------------

Income (loss) from investment operations:
  Net investment income++                           0.34           0.30            0.37           0.27                 0.15
  Net realized and unrealized gain (loss)           3.22          (0.16)           0.93           2.08                (1.30)
                                            ------------   ------------    ------------   ------------         ------------

Total income (loss) from investment
  operations                                        3.56           0.14            1.30           2.35                (1.15)
                                            ------------   ------------    ------------   ------------         ------------

Less dividends and distributions from:
  Net investment income                            (0.35)         (0.31)          (0.38)         (0.36)               (0.21)
  Net realized gain                                (0.21)         (0.64)          (0.05)         (0.04)                   -
  Paid-in-capital                                      -              -               -          (0.06)                   -
                                            ------------   ------------    ------------   ------------         ------------
Total dividends and distributions                  (0.56)         (0.95)          (0.43)         (0.46)               (0.21)
                                            ------------   ------------    ------------   ------------         ------------

Net asset value, end of period              $      13.59   $      10.59    $      11.40   $      10.53         $       8.64
                                            ============   ============    ============   ============         ============

TOTAL RETURN+                                      34.92%          1.14%          12.58%         27.88%              (11.69)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.37%          1.38%           1.36%          1.46%                1.56%(2)
Net investment income                               3.02%          2.77%           3.37%          3.45%                3.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $     58,930   $     33,652    $     14,349   $      5,193         $         26
Portfolio turnover rate                               23%            28%             40%            57%                  27%(1)

----------
*   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY REAL ESTATE FUND

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY REAL ESTATE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Real Estate Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 21, 2004


                       2003 FEDERAL TAX NOTICE (UNAUDITED)

     During the fiscal year ended November 30, 2003, the Fund paid to its shareholders $0.20 per share from long-term capital gains.

     For the fiscal year ended November 30, 2003, 18.43% of the income dividends paid qualified for the dividends received deduction available to corporations. Additionally, please note that $944,929 of the Fund's income dividends paid during the fiscal year ended November 30, 2003 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY REAL ESTATE FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                         TERM OF                                    IN FUND
                                       POSITION(S)     OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
------------------------------------   -----------   ---------------   -----------------------   -------------  --------------------
Michael Bozic (62)                     Trustee       Since             Retired; Director or      216            Director of Weirton
c/o Mayer, Brown, Rowe & Maw LLP                     April 1994        Trustee of the Retail                    Steel Corporation.
Counsel to the Independent Directors                                   Funds and TCW/DW Term
1675 Broadway                                                          Trust 2003 (since April
New York, NY                                                           1994) and the
                                                                       Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Vice Chairman
                                                                       of Kmart Corporation
                                                                       (December 1998-October
                                                                       2000), Chairman and
                                                                       Chief Executive Officer
                                                                       of Levitz Furniture
                                                                       Corporation (November
                                                                       1995-November 1998) and
                                                                       President and Chief
                                                                       Executive Officer of
                                                                       Hills Department Stores
                                                                       (May 1991-July 1995);
                                                                       formerly variously
                                                                       Chairman, Chief
                                                                       Executive Officer,
                                                                       President and Chief
                                                                       Operating Officer
                                                                       (1987-1991) of the
                                                                       Sears Merchandise Group
                                                                       of Sears, Roebuck & Co.

Edwin J. Garn (71)                     Trustee       Since             Director or Trustee of    216            Director of Franklin
c/o Summit Ventures LLC                              January 1993      the Retail Funds and                     Covey (time
1 Utah Center                                                          TCW/DW Term Trust 2003                   management systems),
201 S. Main Street                                                     (since January 1993)                     BMW Bank of North
Salt Lake City, UT                                                     and the Institutional                    America, Inc.
                                                                       Funds (since July                        (industrial loan
                                                                       2003); member of the                     corporation), United
                                                                       Utah Regional Advisory                   Space Alliance
                                                                       Board of Pacific Corp.;                  (joint venture
                                                                       formerly United States                   between Lockheed
                                                                       Senator (R-Utah)                         Martin and the
                                                                       (1974-1992) and                          Boeing Company) and
                                                                       Chairman, Senate                         Nuskin Asia Pacific
                                                                       Banking Committee                        (multilevel
                                                                       (1980-1986), Mayor of                    marketing); member
                                                                       Salt Lake City, Utah                     of the board of
                                                                       (1971-1974), Astronaut,                  various civic and
                                                                       Space Shuttle Discovery                  charitable
                                                                       (April 12-19, 1985),                     organizations.
                                                                       and Vice Chairman,
                                                                       Huntsman Corporation
                                                                       (chemical company).

Wayne E. Hedien (69)                   Trustee       Since             Retired; Director or      216            Director of The PMI
c/o Mayer, Brown, Rowe & Maw LLP                     September         Trustee of the Retail                    Group Inc. (private
Counsel to the Independent Directors                 1997              Funds and TCW/DW Term                    mortgage insurance);
1675 Broadway                                                          Trust 2003; (Since                       Trustee and Vice
New York, NY                                                           September 1997) and the                  Chairman of The
                                                                       Institutional Funds                      Field Museum of
                                                                       (since July 2003);                       Natural History;
                                                                       formerly associated                      director of various
                                                                       with the Allstate                        other business and
                                                                       Companies (1966-1994),                   charitable
                                                                       most recently as                         organizations.
                                                                       Chairman of The
                                                                       Allstate Corporation
                                                                       (March 1993-December
                                                                       1994) and Chairman and
                                                                       Chief Executive Officer
                                                                       of its wholly-owned
                                                                       subsidiary, Allstate
                                                                       Insurance Company (July
                                                                       1989-December 1994).

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                         TERM OF                                    IN FUND
                                       POSITION(S)     OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
------------------------------------   -----------   ---------------   -----------------------   -------------  --------------------
Dr. Manuel H. Johnson (54)             Trustee       Since             Chairman of the Audit     216            Director of NVR,
c/o Johnson Smick International, Inc.                July 1991         Committee and Director                   Inc. (home
2099 Pennsylvania Avenue, N.W.                                         or Trustee of the                        construction);
Suite 950                                                              Retail Funds and TCW/DW                  Chairman and Trustee
Washington, D.C.                                                       Term Trust 2003 (since                   of the Financial
                                                                       July 1991) and the                       Accounting
                                                                       Institutional Funds                      Foundation
                                                                       (since July 2003);                       (oversight
                                                                       Senior Partner, Johnson                  organization of the
                                                                       Smick International,                     Financial Accounting
                                                                       Inc., a consulting                       Standards Board);
                                                                       firm; Co-Chairman and a                  Director of RBS
                                                                       founder of the Group of                  Greenwich Capital
                                                                       Seven Council (G7C), an                  Holdings (financial
                                                                       international economic                   holding company).
                                                                       commission; formerly
                                                                       Vice Chairman of the
                                                                       Board of Governors of
                                                                       the Federal Reserve
                                                                       System and Assistant
                                                                       Secretary of the U.S.
                                                                       Treasury.

Joseph J. Kearns (61)                  Trustee       Since             Deputy Chairman of the    217            Director of Electro
PMB754                                               July 2003         Audit Committee and                      Rent Corporation
23852 Pacific Coast Highway                                            Director or Trustee of                   (equipment leasing),
Malibu, CA                                                             the Retail Funds and                     The Ford Family
                                                                       TCW/DW Term Trust 2003                   Foundation, and the
                                                                       (since July 2003) and                    UCLA Foundation.
                                                                       the Institutional Funds
                                                                       (since August 1994);
                                                                       previously Chairman of
                                                                       the Audit Committee of
                                                                       the Institutional Funds
                                                                       (October 2001-July
                                                                       2003); President,
                                                                       Kearns & Associates LLC
                                                                       (investment
                                                                       consulting); formerly
                                                                       CFO of the J. Paul
                                                                       Getty Trust.

Michael E. Nugent (67)                 Trustee       Since             Chairman of the           216            Director of various
c/o Triumph Capital, L.P.                            July 1991         Insurance Committee and                  business
445 Park Avenue                                                        Director or Trustee of                   organizations.
New York, NY                                                           the Retail Funds and
                                                                       TCW/DW Term Trust 2003
                                                                       (since July 1991) and
                                                                       the Institutional Funds
                                                                       (since July 2001);
                                                                       General Partner of
                                                                       Triumph Capital, L.P.,
                                                                       a private investment
                                                                       partnership; formerly
                                                                       Vice President, Bankers
                                                                       Trust Company and BT
                                                                       Capital Corporation
                                                                       (1984-1988).

Fergus Reid (71)                       Trustee       Since             Chairman of the           217            Trustee and Director
85 Charles Colman Blvd.                              July 2003         Governance Committee                     of certain
Pawling, NY                                                            and Director or Trustee                  investment companies
                                                                       of the Retail Funds and                  in the JPMorgan
                                                                       TCW/DW Term Trust 2003                   Funds complex
                                                                       (since July 2003) and                    managed by JP Morgan
                                                                       the Institutional Funds                  Investment
                                                                       (since June 1992);                       Management Inc.
                                                                       Chairman of Lumelite
                                                                       Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                         TERM OF                                    IN FUND
                                       POSITION(S)     OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE             REGISTRANT    TIME SERVED*      DURING PAST 5 YEARS**    BY TRUSTEE***    HELD BY TRUSTEE
------------------------------------   -----------   ---------------   -----------------------   -------------  --------------------
Charles A. Fiumefreddo (70)            Chairman of   Since             Chairman and Director     216            None
c/o Morgan Stanley Trust               the Board     July 1991         or Trustee of the
Harborside Financial Center,           and Trustee                     Retail Funds and TCW/DW
Plaza Two,                                                             Term Trust 2003 (since
Jersey City, NJ                                                        July 1991) and the
                                                                       Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Chief
                                                                       Executive Officer of
                                                                       the Retail Funds and
                                                                       the TCW/DW Term Trust
                                                                       2003 (until September
                                                                       2002).

James F. Higgins (55)                  Trustee       Since             Director or Trustee of    216            Director of AXA
c/o Morgan Stanley Trust                             June 2000         the Retail Funds and                     Financial, Inc. and
Harborside Financial Center,                                           TCW/DW Term Trust 2003                   The Equitable Life
Plaza Two,                                                             (since June 2000) and                    Assurance Society of
Jersey City, NJ                                                        the Institutional Funds                  the United States
                                                                       (since July 2003);                       (financial
                                                                       Senior Advisor of                        services).
                                                                       Morgan Stanley (since
                                                                       August 2000); Director
                                                                       of the Distributor and
                                                                       Dean Witter Realty
                                                                       Inc.; previously
                                                                       President and Chief
                                                                       Operating Officer of
                                                                       the Private Client
                                                                       Group of Morgan Stanley
                                                                       (May 1999-August 2000),
                                                                       and President and Chief
                                                                       Operating Officer of
                                                                       Individual Securities
                                                                       of Morgan Stanley
                                                                       (February 1997-May
                                                                       1999).

Philip J. Purcell (60)                 Trustee       Since             Director or Trustee of    216            Director of American
1585 Broadway                                        April 1994        the Retail Funds and                     Airlines, Inc. and
New York, NY                                                           TCW/DW Term Trust 2003                   its parent company,
                                                                       (since April 1994) and                   AMR Corporation.
                                                                       the Institutional Funds
                                                                       (since July 2003);
                                                                       Chairman of the Board
                                                                       of Directors and Chief
                                                                       Executive Officer of
                                                                       Morgan Stanley and
                                                                       Morgan Stanley DW Inc.;
                                                                       Director of the
                                                                       Distributor; Chairman
                                                                       of the Board of
                                                                       Directors and Chief
                                                                       Executive Officer of
                                                                       Novus Credit Services
                                                                       Inc.; Director and/or
                                                                       officer of various
                                                                       Morgan Stanley
                                                                       subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                         TERM OF
                                       POSITION(S)      OFFICE AND
      NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF
         EXECUTIVE OFFICER              REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------   -----------   ---------------   ---------------------------------------------
Mitchell M. Merin (50)                 President     Since May 1999    President and Chief Operating Officer of
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc.;
New York, NY                                                           President, Director and Chief Executive
                                                                       Officer of the Investment Manager and Morgan
                                                                       Stanley Services; Chairman, Chief Executive
                                                                       Officer and Director of the Distributor;
                                                                       Chairman and Director of the Transfer Agent;
                                                                       Director of various Morgan Stanley
                                                                       subsidiaries; President Morgan Stanley
                                                                       Investments LP (since February 2003);
                                                                       President of the Institutional Funds (since
                                                                       July 2003) and President of the Retail Funds
                                                                       (since May 1999); Trustee (since July 2003)
                                                                       and President (since December 2002) of the
                                                                       Van Kampen Closed-End Funds; Trustee (since
                                                                       May 1999) and President (since October 2002)
                                                                       of the Van Kampen Open-End Funds.

Ronald E. Robison (64)                 Executive     Since             Chief Global Operations Officer and Managing
1221 Avenue of the Americas            Vice          April 2003        Director of Morgan Stanley Investment
New York, NY                           President                       Management Inc.; Managing DIrector of Morgan
                                       and                             Stanley & Co. Incorporated; Managing DIrector
                                       Principal                       of Morgan Stanley; Managing Director, Chief
                                       Executive                       Administrative Officer and Director of the
                                       Officer                         Investment Manager and Morgan Stanley
                                                                       Services; Chief Executive Officer and
                                                                       Director of the Transfer Agent; Managing
                                                                       Director and Director of the Distributor;
                                                                       Executive Vice President and Principal
                                                                       Executive Officer of the Institutional Funds
                                                                       (since July 2003); previously President of
                                                                       the Institutional Funds (March 2001-July
                                                                       2003) and Director of the Institutional Funds
                                                                       (March 2001-July 2003).

Barry Fink (48)                        Vice          Since             General Counsel (since May 2000) and Managing
1221 Avenue of the Americas            President     February 1997     Director (since December 2000) of Morgan
New York, NY                           and                             Stanley Investment Management; Managing
                                       General                         Director (since December 2000), Secretary
                                       Counsel                         (since February 1997) and Director (since
                                                                       July 1998) of the Investment Manager and
                                                                       Morgan Stanley Services; Assistant Secretary
                                                                       of Morgan Stanley DW; Chief Legal Officer of
                                                                       Morgan Stanley Investments LP (since July
                                                                       2002); Vice President of the Institutional
                                                                       Funds (since July 2003); Vice President and
                                                                       Secretary of the Distributor; previously
                                                                       Secretary of the Retail Funds (February
                                                                       1997-July 2003); previously Vice President
                                                                       and Assistant General Counsel of the
                                                                       Investment Manager and Morgan Stanley
                                                                       Services (February 1997-December 2001).

Joseph J. McAlinden (60)               Vice          Since July 1995   Managing Director and Chief Investment
1221 Avenue of the Americas            President                       Officer of the Investment Manager, Morgan
New York, NY                                                           Stanley Investment Management Inc. and Morgan
                                                                       Stanley Investments LP; Director of the
                                                                       Transfer Agent, Chief Investment Officer of
                                                                       the Van Kampen Funds; Vice President of the
                                                                       Institutional Funds (since July 2003) and the
                                                                       Retail Funds (since July 1995).

Stefanie V. Chang (37)                 Vice          Since July 2003   Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas            President                       and Morgan Stanley Investment Management Inc.
New York, NY                                                           and Vice President of the Institutional Funds
                                                                       (since December 1997) and the Retail Funds
                                                                       (since July 2003); formerly practiced law
                                                                       with the New York law firm of Rogers & Wells
                                                                       (now Clifford Chance LLP).

                                                         TERM OF
                                       POSITION(S)      OFFICE AND
      NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF
         EXECUTIVE OFFICER              REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------   -----------   ---------------   ---------------------------------------------
Francis J. Smith (38)                  Treasurer     Treasurer since   Executive Director of the Investment Manager
c/o Morgan Stanley Trust               and Chief     July 2003 and     and Morgan Stanley Services (since December
Harborside Financial Center,           Financial     Chief Financial   2001); previously Vice President of the
Plaza Two,                             Officer       Officer since     Retail Funds (September 2002-July 2003);
Jersey City, NJ                                      September 2002    previously Vice President of the Investment
                                                                       Manager and Morgan Stanley Services (August
                                                                       2000-November 2001) and Senior Manager at
                                                                       PricewaterhouseCoopers LLP (January
                                                                       1998-August 2000).

Thomas F. Caloia (57)                  Vice          Since July 2003   Executive Director (since December 2002) and
c/o Morgan Stanley Trust               President                       Assistant Treasurer of the Investment
Harborside Financial Center,                                           Manager, the Distributor and Morgan Stanley
Plaza Two,                                                             Services; previously Treasurer of the Retail
Jersey City, NJ                                                        Funds (April 1989-July 2003); formerly First
                                                                       Vice President of the Investment Manager, the
                                                                       Distributor and Morgan Stanley Services.

Mary E. Mullin (36)                    Secretary     Since July 2003   Vice President of Morgan Stanley & Co.
1221 Avenue of the Americas                                            Incorporated and Morgan Stanley Investment
New York, NY                                                           Management Inc.; Secretary of the
                                                                       Institutional Funds (since June 1999) and the
                                                                       Retail Funds (since July 2003); formerly
                                                                       practiced law with the New York law firms of
                                                                       McDermott, Will & Emery and Skadden, Arps,
                                                                       Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
    FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stephanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                REAL ESTATE FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2003

     [MORGAN STANLEY LOGO]

     36068RPT-00-13281A04-AP-1/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004